Commitments and Contingencies (Details 2) (GBP £) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		6 Months Ended
	Nov. 30, 2010 Derivative complaint item	Dec. 31, 2007 Structured finance transaction	Dec. 31, 2004 Structured finance transaction item	Jun. 30, 2012 Structured finance transaction Claim for indemnification
Contingencies
Number of vessels in structured finance transaction entered by the entity			6
Number of vessels, then under construction, in structured finance transaction entered by the entity			2
Maximum indemnification percentage of resulting tax liabilities, plus tax gross-up payments in event Lloyds tax treatment of the transaction challenged by tax authorities		90.00%
Maximum indemnification claim if the litigation of any tax assessment were not successful				£ 72.8
Indemnification payment if the matter is resolved without litigation				£ 13.0
Number of members on board of directors named as defendants in complaint filed	7
Number of members on board of directors	8